Depreciation, amortisation and impairment costs (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation Amortisation And Impairment Costs [Abstract]
Summary of Depreciation Amortisation and Impairment Costs

	2023 £m	2022 £m	2021 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	23,232	317	333
– amortisation and impairment of computer software	125	142	129
– impairment of goodwill	4,614	—	57
Property, plant and equipment - depreciation and impairment	643	846	557
	28,614	1,305	1,076